Nature of Operations and Summary of Significant Accounting Policies - Summary of Fair Values of Assets Acquired Net of Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 16, 2020	Dec. 31, 2019	Apr. 23, 2018
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash		$ 2,179		$ 39
Accounts Receivable		378		1
Inventory		260		28
Other current assets		1,235		24
Property & equipment		8,520		1,126
Other assets		199		4
Current liabilities				(330)
Net tangible and identifiable intangible assets acquired		117,345		892
Goodwill	$ 119,542	$ 119,542	$ 398	397
Net assets acquired				$ 1,289